FINANCIAL RISK MANAGEMENT, Credit Risk, Trade and Other Receivables (Details) - ARS ($) $ in Thousands	4 Months Ended	12 Months Ended
	Apr. 27, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables, Current and Noncurrent [Abstract]
Current trade receivables		$ 6,279,974	$ 8,997,144
Allowances for doubtful accounts		(132,521)	(183,730)	$ (277,536)
Total		6,147,453	8,813,414
Trade and other receivables [Abstract]
Revenues		55,871,438	66,111,903	71,336,882
Trade receivables		6,147,453	8,813,414
Cash and financial placements [Abstract]
Exchange losses on financial instruments		(7,977,729)
Subsequent Event [Member]
Cash and financial placements [Abstract]
Exchange losses on financial instruments	$ (1,346,192)
Natural Gas Transportation [Member]
Trade and other receivables [Abstract]
Revenues			30,795,577
Natural Gas Transportation [Member] | MetroGas [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		1,441,808	1,986,849
Trade and other receivables [Abstract]
Revenues		5,894,110	7,963,051	6,749,054
Trade receivables		1,441,808	1,986,849
Natural Gas Transportation [Member] | Camuzzi Gas Pampeana S.A. [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		706,139	992,651
Trade and other receivables [Abstract]
Revenues		4,358,139	5,926,232	5,013,132
Trade receivables		706,139	992,651
Natural Gas Transportation [Member] | Naturgy Argentina [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		313,536	772,501
Trade and other receivables [Abstract]
Revenues		3,523,002	4,759,550	4,045,276
Trade receivables		313,536	772,501
Natural Gas Transportation [Member] | CAMMESA [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		666,127	280,998
Trade and other receivables [Abstract]
Revenues		2,342,531	1,821,557	2,801,553
Trade receivables		666,127	280,998
Natural Gas Transportation [Member] | Pampa Energia [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		306,995	351,252
Trade and other receivables [Abstract]
Revenues		841,274	1,094,039	920,555
Trade receivables		306,995	351,252
Natural Gas Transportation [Member] | Camuzzi Gas del Sur S.A. [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		146,965	205,352
Trade and other receivables [Abstract]
Revenues		1,042,980	1,464,524	1,119,315
Trade receivables		146,965	205,352
Liquids Production and Commercialization [Member] | PBB Polisur [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		777,791	1,145,402
Trade and other receivables [Abstract]
Revenues		9,303,676	8,628,893	11,031,223
Trade receivables		777,791	1,145,402
Liquids Production and Commercialization [Member] | Petredec [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		0	0
Trade and other receivables [Abstract]
Revenues		691,227	1,365,850	1,798,666
Trade receivables		0	0
Liquids Production and Commercialization [Member] | Geogas Trading S.A. [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		0	511,512
Trade and other receivables [Abstract]
Revenues		287,550	2,303,376	2,308,545
Trade receivables		0	511,512
Liquids Production and Commercialization [Member] | Italgas S.A. [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		0	0
Trade and other receivables [Abstract]
Revenues		396,307	0	0
Trade receivables		0	0
Liquids Production and Commercialization [Member] | YPF [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		42,364	36,079
Trade and other receivables [Abstract]
Revenues		973,411	1,686,921	992,619
Trade receivables		42,364	36,079
Liquids Production and Commercialization [Member] | Petrobras Global Trading BV [Member]
Trade and Other Receivables, Current and Noncurrent [Abstract]
Total		284,089	540,712
Trade and other receivables [Abstract]
Revenues		4,510,924	6,053,139	$ 3,652,024
Trade receivables		$ 284,089	$ 540,712